JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the JPMorgan Latin America Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 403 (Amendment 404 under the Investment Company Act of 1940) filed electronically on November 2, 2015.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary